LVIP MFS Value Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.15%
Aerospace & Defense–3.54%
Lockheed Martin	50,887	$ 18,802,747
Northrop Grumman	119,349	38,626,110
Raytheon Technologies	173,348	13,394,600
		70,823,457
Banks–10.49%
Citigroup	619,692	45,082,593
JPMorgan Chase & Co.	609,281	92,750,846
PNC Financial Services Group	144,402	25,329,555
Truist Financial	299,202	17,449,461
US Bancorp	530,869	29,362,364
		209,974,819
Beverages–2.02%
Diageo	672,600	27,720,013
PepsiCo	90,377	12,783,827
		40,503,840
Building Products–3.29%
Johnson Controls International	434,850	25,947,499
Masco	275,048	16,475,375
Trane Technologies	142,101	23,526,242
		65,949,116
Capital Markets–6.24%
BlackRock	37,306	28,127,232
Goldman Sachs Group	78,615	25,707,105
Moody's	36,148	10,794,154
Morgan Stanley	293,980	22,830,487
Nasdaq	206,421	30,438,840
T. Rowe Price Group	40,580	6,963,528
		124,861,346
Chemicals–3.79%
DuPont de Nemours	175,659	13,574,928
International Flavors & Fragrances	33,551	4,684,055
PPG Industries	233,132	35,030,414
Sherwin-Williams	30,562	22,555,062
		75,844,459
Consumer Finance–1.44%
American Express	203,575	28,793,648
		28,793,648
Diversified Telecommunication Services–0.30%
Verizon Communications	104,430	6,072,605
		6,072,605
Electric Utilities–5.15%
American Electric Power	178,335	15,104,975
Duke Energy	447,291	43,177,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern	555,645	$ 34,538,893
Xcel Energy	155,041	10,311,777
		103,132,645
Electrical Equipment–1.59%
Eaton	230,225	31,835,513
		31,835,513
Equity Real Estate Investment Trusts–0.35%
Public Storage	28,595	7,056,102
		7,056,102
Food Products–2.38%
Archer-Daniels-Midland	189,074	10,777,218
JM Smucker	42,619	5,392,582
Nestle	282,287	31,461,792
		47,631,592
Health Care Equipment & Supplies–6.54%
Abbott Laboratories	248,585	29,790,427
†Boston Scientific	492,025	19,016,766
Danaher	141,228	31,787,598
Medtronic	426,617	50,396,266
		130,991,057
Health Care Providers & Services–3.33%
Cigna	195,869	47,349,372
McKesson	99,365	19,380,150
		66,729,522
Hotels, Restaurants & Leisure–0.40%
†Marriott International Class A	54,164	8,022,230
		8,022,230
Household Products–2.02%
Colgate-Palmolive	158,221	12,472,562
Kimberly-Clark	113,548	15,788,849
Reckitt Benckiser Group	134,679	12,064,730
		40,326,141
Industrial Conglomerates–2.67%
Honeywell International	246,339	53,472,807
		53,472,807
Insurance–8.59%
Aon Class A	204,143	46,975,346
Chubb	258,993	40,913,124
Marsh & McLennan	299,268	36,450,843
Progressive	186,394	17,821,130
Travelers	198,413	29,841,315
		172,001,758
IT Services–5.30%
Accenture Class A	189,936	52,469,820
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Fidelity National Information Services	173,566	$ 24,405,116
†Fiserv	245,056	29,171,466
		106,046,402
Life Sciences Tools & Services–1.76%
Thermo Fisher Scientific	76,975	35,129,851
		35,129,851
Machinery–3.30%
Illinois Tool Works	158,863	35,191,332
Otis Worldwide	86,675	5,932,903
Stanley Black & Decker	125,231	25,004,874
		66,129,109
Media–3.24%
Comcast Class A	1,197,848	64,815,555
		64,815,555
Multi-Utilities–1.37%
Dominion Energy	359,990	27,344,840
		27,344,840
Oil, Gas & Consumable Fuels–2.41%
Chevron	102,903	10,783,206
ConocoPhillips	296,231	15,691,356
EOG Resources	156,525	11,352,758
Pioneer Natural Resources	66,076	10,494,190
		48,321,510
Pharmaceuticals–7.08%
Johnson & Johnson	459,067	75,447,661
Merck & Co.	349,737	26,961,225
Pfizer	855,672	31,000,997
Roche Holding	25,506	8,242,933
		141,652,816
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.97%
Equifax	107,403	$ 19,453,905
		19,453,905
Road & Rail–2.16%
Canadian National Railway	110,248	12,786,563
Union Pacific	137,896	30,393,657
		43,180,220
Semiconductors & Semiconductor Equipment–5.42%
Analog Devices	97,877	15,178,765
Intel	303,454	19,421,056
NXP Semiconductors	91,166	18,355,363
Texas Instruments	294,366	55,632,230
		108,587,414
Specialty Retail–1.53%
Lowe's	161,270	30,670,329
		30,670,329
Tobacco–0.48%
Philip Morris International	108,433	9,622,344
		9,622,344
Total Common Stock (Cost $1,065,025,793)		1,984,976,952

MONEY MARKET FUND–0.77%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	15,468,552	15,468,552
Total Money Market Fund (Cost $15,468,552)		15,468,552

TOTAL INVESTMENTS–99.92% (Cost $1,080,494,345)	2,000,445,504
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,527,471
NET ASSETS APPLICABLE TO 38,904,251 SHARES OUTSTANDING–100.00%	$2,001,972,975

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,984,976,952	$—	$—	$1,984,976,952
Money Market Fund	15,468,552	—	—	15,468,552
Total Investments	$2,000,445,504	$—	$—	$2,000,445,504
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS Value Fund–3